TRADING AND OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2017
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Text Block]

NOTE 29: TRADING AND OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2017	2016
	£m	£m
Liabilities held at fair value through profit or loss	7,815	9,425
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	41,378	42,067
Other deposits	381	530
Short positions in securities	1,303	2,482
	43,062	45,079
Trading and other financial liabilities at fair value through profit or loss	50,877	54,504

Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.

The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2017 was £14,224 million, which was £6,412 million higher than the balance sheet carrying value (2016: £16,079 million, which was £6,656 million higher than the balance sheet carrying value). At 31 December 2017 there was a cumulative £147 million increase in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount an increase of £52 million arose in 2017 and an increase of £28 million arose in 2016.

For the fair value of collateral pledged in respect of repurchase agreements see note 51.